SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	$ 1,276,976	$ 1,320,338
Additions	91,606	146,797
Disposals	(53,389)	(190,159)
Equipment cost, ending balance	1,315,193	1,276,976
Accumulated depreciation, beginning balance	747,434	639,537
Charge for the period	113,990	208,965
Disposals	(26,958)	(101,068)
Accumulated depreciation, ending balance	834,466	747,434
Net book value	480,729	529,542
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	130,328	133,273
Additions	18,691	6,876
Disposals	(15,123)	(9,821)
Equipment cost, ending balance	133,896	130,328
Accumulated depreciation, beginning balance	92,676	58,178
Charge for the period	16,474	37,881
Disposals	(14,253)	(3,383)
Accumulated depreciation, ending balance	94,897	92,676
Net book value	39,001	37,652
Furniture and Equipment [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	997,416	1,040,192
Additions	72,915	137,562
Disposals		(180,338)
Equipment cost, ending balance	1,070,331	997,416
Accumulated depreciation, beginning balance	591,603	545,403
Charge for the period	87,216	143,885
Disposals		(97,685)
Accumulated depreciation, ending balance	678,819	591,603
Net book value	391,512	405,813
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	88,889	86,530
Additions		2,359
Disposals	(38,266)
Equipment cost, ending balance	50,623	88,889
Accumulated depreciation, beginning balance	24,635	6,790
Charge for the period	7,026	17,845
Disposals	(12,705)
Accumulated depreciation, ending balance	18,956	24,635
Net book value	31,667	64,254
Vehicles [member]
IfrsStatementLineItems [Line Items]
Equipment cost, beginning balance	60,343	60,343
Additions
Disposals
Equipment cost, ending balance	60,343	60,343
Accumulated depreciation, beginning balance	38,520	29,166
Charge for the period	3,274	9,354
Disposals
Accumulated depreciation, ending balance	41,794	38,520
Net book value	$ 18,549	$ 21,823